Nationwide SP 500 Index Fund Investment Objectives and Goals - Nationwide SP 500 Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide S&P 500 Index Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide S&P 500 Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).